Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Provisions
Total provisions	R 22,905	R 19,960	R 17,727
Short-term portion	(1,048)	(2,338)
Long-term provisions	21,857	17,622
Estimated undiscounted obligation	96,033	101,100
Mining
Provisions
Long-term provisions	1,631	1,439
Exploration and Production International
Provisions
Long-term provisions	11,292	6,779
Energy
Provisions
Long-term provisions	2,684	3,427
Base Chemicals
Provisions
Long-term provisions	3,309	3,919
Performance Chemicals
Provisions
Long-term provisions	2,941	2,038
Group Functions
Provisions
Long-term provisions		20
Within one year
Provisions
Total provisions	1,048	2,338
One to five years
Provisions
Total provisions	5,324	3,291
More than five years
Provisions
Total provisions	R 16,533	R 14,331